Other commitments (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Other commitments
Take or Pay contracts, long-term contracts (in years)	6 years
Take or Pay contracts, Contract amounts	R$ 5,763,658